Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents in the Statement of Cash Flows

	2025	2024
	$m	$m
Cash at bank and in hand	180	142
Short-term deposits	515	411
Money market funds	334	415
Repurchase agreements	100	40
Cash and cash equivalents as recorded in the Group statement of financial position	1,129	1,008
Bank overdrafts	(3)	(17)
Cash and cash equivalents as recorded in the Group statement of cash flows	1,126	991

Summary of Restricted Cash and Cash Equivalents	Cash and cash equivalents with restrictions on use

	2025	2024
	$m	$m
Countries with restrictions on repatriation	4	2
Capital expenditure under lease agreements	17	15
Other restrictions	6	5
	27	22
Details of the credit risk on cash and cash equivalents is included in note 23.